Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 48,215	$ 38,945	$ 40,678
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion (Amortization) of Discounts and Premiums, Investments	(11,294)	728	1,894
Provision for loan losses	6,848	6,375	4,600
Depreciation of premises and equipment	5,757	4,605	4,508
Deferred income tax expense (benefit)	4,686	2,530	(2,290)
Accretion of gain from sale of interest rate floors	0	0	(295)
Net periodic employee benefit cost	903	521	386
Realized investment securities gains	(764)	(1,530)	(3,756)
Net investment securities impairment losses	0	576	1,273
Stock-compensation expense	1,281	1,083	1,066
Increase in value of bank-owned life insurance	(3,211)	(2,940)	(3,183)
Loans originated for sale	(23,280)	(44,032)	(23,792)
Proceeds from the sale of loans originated for sale	27,830	42,324	27,682
Gain on sale of loans	(608)	(960)	(461)
Change in accrued interest receivable	1,220	852	171
Change in other assets	22,497	2,163	(4,592)
Change in other liabilities	(4,187)	2,575	15,547
Net Cash Provided by Operating Activities	75,893	53,815	59,436
Investing Activities
Proceeds from sales of securities available-for-sale	19,210	27,471	674,065
Proceeds from maturities and calls of securities available-for-sale	91,096	145,097	115,884
Proceeds from maturities and calls of securities held-to-maturity	10,223	10,402	1,080
Purchases of securities available-for-sale	(80,778)	(171,200)	(732,552)
Net increase in loans	(83,962)	(102,802)	(115,353)
Purchases of premises and equipment	(6,622)	(7,509)	(4,615)
Payments to Acquire Business, Net of Cash Acquired	(21,853)	20,272
Net Cash Used in Investing Activities	(72,686)	(78,269)	(61,491)
Financing Activities
Net increase in noninterest-bearing deposits	20,423	49,146	31,098
Net (decrease) increase in interest-bearing deposits	(26,450)	16,388	18,795
Net increase (decrease) in short-term borrowings	23,153	(74,404)	76,340
Purchases of treasury stock	0	(7,915)	(23,790)
Proceeds from exercise of stock options	3,427	544	262
Dividends paid	(22,878)	(20,710)	(20,630)
Net Cash (Used in) Provided by Financing Activities	(2,325)	(36,951)	82,075
Increase (decrease) in Cash and Cash Equivalents	882	(61,405)	80,020
Cash and cash equivalents at beginning of period	84,994	146,399	66,379
Cash and Cash Equivalents at End of Period	$ 85,876	$ 84,994	$ 146,399